Earnings (Loss) Per Share - Schedule of Shares Excluded from Calculation of Diluted EPS (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive features (in shares)	68,087,944	68,057,944	68,087,944	68,057,944	8,127,944
Public Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive features (in shares)	2,519,869	2,519,869	2,519,869	2,519,869	2,519,869
Private Placement Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive features (in shares)	4,333,333	4,333,333	4,333,333	4,333,333	4,333,333
Series A Penny Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive features (in shares)	1,304,742	1,274,742	1,304,742	1,274,742
Class B Common Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive features (in shares)	59,930,000	59,930,000	59,930,000	59,930,000
Penny Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive features (in shares)					1,274,742